IMPACT MANAGEMENT INVESTMENT TRUST

                                TABLE OF CONTENTS

SECTION                                                             PAGE
-------                                                             ----

A Message From Your Chairman                                          1

Financial Highlights                                                  2

Statement of Assets and Liabilities                                   4

Schedule of Investments in Securities                                 5

Statement of Operations                                               7

Statements of Changes in Net Assets                                   8

Notes to Financial Statements                                         9

IMPACT MANAGEMENT INVESTMENT TRUST
--------------------------------------------------------------------------------

2155 RESORT DRIVE, SUITE 108
STEAMBOAT SPRINGS, CO  80487
1.800.556.5856

A MESSAGE FROM YOUR CHAIRMAN....

Dear Shareholders,

     The IMPACT Total Return Portfolio achieved solid results for the first half of its fiscal year, October 1, 1999 through March 31, 2000. Volatility and uncertainty were the primary characteristics associated with the U.S. stock market during that same period of time. In 1999, the uncertainties centered around concerns over Y2K and then beginning in 2000, the focus shifted to Federal Reserve Board policy regarding interest rates. Though Fed policy has many investors wondering how far the Federal Open Market Committee will go with rates and the resulting restriction on the U.S. economy, the fund's investment advisor has a different perspective on their activity. Rather than having an objective of restriction on the U.S. economy, the Fed may very well be simply supplying the necessary uncertainty to keep the rising market trend intact. In other words, rather than the market getting so far ahead of itself that a reactionary debacle ensues, uncertainty is having the effect of keeping the party under control.

     The volatility that the market has seen has also been difficult, at times, for investors. Much commotion was raised early in the first part of 2000 regarding margin debt reaching excessive levels. Shortly thereafter, the market in general and NASDAQ in particular set about adjusting out much of that excess. The significant sell-off in NASDAQ served to bring an increased awareness of the need for revenues and earnings, not just great ideas and hopeful business plans. The resulting rise in the price structure of the "old economy" stocks following the sell-off indicates that value and companies with proven track records are not entirely a thing of the past. However, selectivity still dominates the market condition overall, so careful stock selection is crucial.

     The time appears to be right for a well-timed, value-oriented portfolio of securities to be part of an investor's core holdings. The IMPACT Total Return Portfolio has just such a focus. We look forward to strength in the second half of the year 2000 as the presidential election unfolds.


Sincerely,
Charles R. Clark
Chairman
Impact Management Investment Trust

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                                         Six Months Ended, March 31, 2000
                                                                                     Unaudited
                                                                --------------------------------------------------
                                                                    Retail           Wholesale        Traditional
                                                                --------------------------------------------------
Per Share Data*
   Investment Income .......................................    $       0.11       $       0.26       $       0.22
   Expenses ................................................           (0.11)             (0.15)             (0.12)
                                                                ------------       ------------       ------------
   Net investment income ...................................            0.00               0.11               0.10
   Distributions from net investment income ................            0.00               0.00               0.00
   Net realized and unrealized gain on investments .........            0.71               0.60               0.39
   Distributions from realized gain on investments .........           (0.48)              0.00               0.00
                                                                ------------       ------------       ------------

     Net increase (decrease) in net asset value ............            0.23               0.71               0.49

     Net asset value:
          Beginning of period ..............................            8.46               8.45ss            10.00<<
                                                                ------------       ------------       ------------

          End of period ....................................    $       8.69       $       9.16       $      10.49
                                                                ============       ============       ============
Ratios and Supplemental Data
    Total return ...........................................           8.10%~             8.40%~             4.90%~
    Ratio of expenses to average net assets ................           2.52%+             2.57%+             2.12%+
    Ratio of net investment income to average net assets ...           0.14%+             2.56%+             1.92%+
    Portfolio turnover rate ................................         205.69%            205.69%            205.69%
    Net assets, end of period ..............................    $  2,486,938       $  1,081,556       $        989
    Shares of beneficial interest outstanding, end of period         286,256            118,040                 94
    Number of shareholder accounts, end of period ..........              96                 37                  1

* Selected data for a share of beneficial interest outstanding throughout each period.
~    Not annualized.
+    Annualized
ss   Wholesale Class began trading October 5, 1999 at $ 8.45 per share
<<   Traditional Class began trading February 3, 2000 at $ 10.00 per share.

                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                                       For the Year Ended
                                                                 ------------------------------   June 17, 1997++ to
                                                                 September 30,     September 30,     September 30,
                                                                     1999              1998              1997
                                                                    Retail            Retail            Retail
                                                                 ------------      ------------      ------------
Per Share Data*
   Investment Income                                             $       0.26      $       0.29      $       0.01
   Expenses                                                             (0.22)            (0.21)            (0.01)
                                                                 ------------      ------------      ------------
   Net investment income                                                 0.04              0.08              0.00
   Distributions from net investment income                             (0.08)            (0.01)             0.00
   Net realized and unrealized gain (loss) on investments                0.86             (1.66)            (0.08)
   Distributions from realized gain (loss) on investments               (0.69)             0.00              0.00
                                                                 ------------      ------------      ------------

     Net increase (decrease) in net asset value                          0.13             (1.59)            (0.08)

     Net asset value:
          Beginning of period                                            8.33              9.92             10.00
                                                                 ------------      ------------      ------------

          End of period                                          $       8.46      $       8.33      $       9.92
                                                                 ============      ============      ============

Ratios and Supplemental Data
    Total return                                                       11.50%          (15.93)%           (0.80)%
    Ratio of expenses to average net assets                             2.47%             2.25%             2.25%
    Ratio of net investment income to average net assets                0.42%             0.88%             0.00%
    Portfolio turnover rate                                           254.79%           221.45%             0.00%
    Net assets, end of period                                    $  6,270,819      $  3,925,928      $    501,758
    Shares of beneficial interest outstanding, end of period          741,369           471,512            50,567
    Number of shareholder accounts, end of period                         156               136                17

++   Commencement of operations.
* Selected data for a share of beneficial interest outstanding throughout each period.

                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                 March 31, 2000
                                    Unaudited

ASSETS
     Investments in securities, at value - identified cost $3,491,542    $  3,111,215
     Cash                                                                     477,713
     Interest and dividends receivable                                         11,806
     Receivable from securities sold                                           69,798
                                                                         ------------

               Total assets                                                 3,670,532
                                                                         ------------
LIABILITIES
     Payable for investment securities purchased                               92,185
     Investment advisory fee payable                                            4,704
     Distribution expenses payable                                              2,843
     Administrative Fee Payable                                                 1,317
                                                                         ------------

               Total liabilities                                              101,049
                                                                         ------------

NET ASSETS                                                               $  3,569,483
                                                                         ============
NET ASSETS CONSIST OF:
     Accumulated net investment income - net of distributions            $      7,647
     Accumulated net realized gain                                             75,651
     Net unrealized (depreciation)                                           (380,327)
     Paid-in capital applicable to 404,390 no par value shares of beneficial interest outstanding; unlimited number of shares
          Authorized                                                        3,866,512
                                                                         ------------

NET ASSETS                                                               $  3,569,483
                                                                         ============
NET ASSET VALUE PER SHARE:
      RETAIL CLASS                                                       $       8.69
      TRADITIONAL CLASS                                                         10.49
      WHOLESALE CLASS                                                            9.16

                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                                 March 31, 2000
                                    Unaudited

                                                       Shares           Value

Convertible Bonds - 4.4%
  Consumer Products
     Asia Pulp & Paper Company Conv. (cost $136,627)                $    156,244
                                                                    ------------
                Total convertible bonds                                  156,244
                                                                    ------------

Common Stock - 82.0%
  Consumer Products - 11.5%
     Archer-Daniels-Midland Co.                            6,200          64,325
     Homestake Mining Co.*                                 5,400          32,400
     Tate & Lyle PLC                                      12,000         168,655
     Tupperware Corporation                                6,000          94,875
     Tyson Foods, Inc.                                     4,500          50,063

  Communications - 1.9%
     Loral Space & Communications LTD *                    6,500          66,219

  Computers and Technology - 2.4%
     Arrow Electronics, Inc.*                              2,400          84,600

  Utilities - 10.1%
     CMS Energy Corporation                                2,600          47,125
     Edision International                                 2,000          33,125
     Niagra Mohawk Holdings, Inc.*                        11,500         155,250
     P G & E Corporation                                   6,000         126,000

  Insurance - 10.6%
     Aetna, Inc.                                           3,500         194,906
     Foundation Health Systems, Inc.*                     17,400         139,200
     UNUMProvident Corp                                    2,500          42,500

  Capital Goods - 3.7%
     The Boeing Company                                    1,000          37,938
     Fluor Corporation                                     1,700          52,700
     Metso Corporation                                     3,100          41,850

  Basic Materials - 9.4%
     IMC Global Inc                                       12,300         180,656
     International Paper Co.                               1,800          76,950
     Smurfit-Stone Container Corporation*                  4,700          79,606

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                                 March 31, 2000
                                    Unaudited
                                   (continued)

Services - 1.1%
     Nabors Industries, Inc*                               1,000          38,813

Energy - 6.7%
     Petroleo Brasileiro SA*                               2,000          54,441
     R & B Falcon Corp*                                    6,000         118,125
     Utlramar Diamond Shamrock                             2,600          65,975

Financial - 23.0%
     Aon Corp                                              2,800          90,300
     Golden State Bancorp, Inc.*                           3,200          47,800
     Loews Corporation                                     1,300          65,000
     The St. Paul Companies                                2,000          68,250
     Sovereign Bancorp Inc.                               12,500          94,531
     Washington Mutual Inc.                                2,000          53,000
     Ace Limited                                           8,500         194,437
     CHN Global N V                                       21,100         208,362

Healthcare -1.7%
     Tenet Healthcare Corporation                          2,600          59,800
                                                                    ------------

           Total common stocks (cost $3,327,722)                       2,927,777
                                                                    ------------
Short-Term Investments - .8%
  Rydex Series Trust - U.S. Government Money
      Market Fund (4.90% seven day yield, cost $27,194)   27,194          27,194
                                                                    ------------
           Total investments in securities - 87.2% of net
                assets (cost $3,491,543)                            $  3,111,215
                                                                    ============

*  Non-income producing security

                See accompanying notes to financial statements.

                       IMPACT MAMAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                             STATEMENT OF OPERATIONS
                     For the Six Months Ended March 31, 2000
                                    Unaudited


INVESTMENT INCOME
     Interest income                                                  $   40,068
     Dividend income                                                      48,258
                                                                      ----------

               Total income                                               88,326
                                                                      ----------
EXPENSES
     Investment advisory fee                                              37,163
     Distribution expenses                                                26,581
     Administrative fee                                                   10,406
                                                                      ----------

               Total expenses                                             74,150
                                                                      ----------

               Net investment income                                      14,176
                                                                      ----------
REALIZED AND UNREALIZED GAIN
     Net realized gain on securities                                      69,122
     Change in net unrealized appreciation on securities                 266,370
                                                                      ----------

               Net realized and unrealized gain                          335,492
                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  349,668
                                                                      ==========

                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
               For the Six Months Ended March 31, 2000 Unaudited

                                                                        Six Months Ended    Year Ended
                                                                         March 31, 2000    September 30,
                                                                          (Unaudited)          1999
                                                                          ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
     Operations
          Net investment income gain                                      $     14,176     $     30,248
          Net realized gain  on securities                                      69,122        1,082,431
          Change in net unrealized appreciation
               (depreciation) on securities                                    266,370         (331,051)
                                                                          ------------     ------------
             Increase (decrease) in net assets resulting
                 from operations                                               349,668          781,628
                                                                          ------------     ------------
     Distributions to shareholders
          From net investment income                                                --          (61,540)
          From net realized gains on investments                              (302,987)        (552,154)
                                                                          ------------     ------------

     Total distributions to shareholders                                      (302,987)        (613,694)
                                                                          ------------     ------------
     Beneficial interest share transactions*
          Shares sold                                                          710,933        5,244,694
          Shares redeemed                                                   (3,761,937)      (3,681,431)
          Shares issued for reinvestment of distributions                      302,987          613,694
                                                                          ------------     ------------

             (Decrease) Increase in net assets from share transactions      (2,748,017)       2,176,957
                                                                          ------------     ------------

                    Total (decrease) increase in net assets                 (2,701,336)       2,344,891

Net assets
     Beginning of period                                                     6,270,819        3,925,928
                                                                          ------------     ------------

     End of period (including undistributed net investment
          income of $14,176 and $6,529, respectively)                     $  3,569,483     $  6,270,819
                                                                          ============     ============
Share information
          Shares sold                                                           81,869          606,390
          Shares redeemed                                                     (435,392)        (400,831)
          Change in shares resulting from transfers between classes            (16,388)              --
          Shares issued for reinvestment of distributions                       32,933           64,298
                                                                          ------------     ------------

                    Increase (decrease) in shares outstanding                 (336,978)         269,857
                                                                          ============     ============

                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited


Note 1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          -----------------------------------------------------------

     A.   General Description

          IMPACT Management Investment Trust (the "Trust") was organized as a Massachusetts business trust on December 18, 1996. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Impact Total Return Portfolio, f/k/a IMPACT Management Growth Portfolio (the "Fund") is the initial Series of the Trust. The Trust commenced operations on June 17, 1997, with the sale of 10,000 shares of beneficial interest of the Fund to Jordan American Holdings, Inc., d/b/a Equity Assets Management (the "Investment Advisor"), for cash in the amount of $100,000. The Trust commenced investing in securities on September 16, 1997.

          Effective May 1, 1999, the Trust changed the name of the Portfolio to the Impact Total Return Portfolio consistent with the changes made to the investment objective and policies. Effective May 1, 1999, the Trust offers four classes of shares of beneficial interest.

     B.   Security Valuation

          Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities, which are traded in the over-the-counter market, are valued at the mean between the last closing bid and asked prices in the market on that day.

     C.   Method of Reporting

          The financial statements are presented in accordance with generally accepted accounting principles, which require the use of certain estimates made by the Fund's management. The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis.

     D.   Federal Income Taxes

          No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all its taxable income to its shareholders

Note 2.   INVESTMENT TRANSACTIONS
          -----------------------

          Purchases and sales of investment securities, other than short-term investments, during the period were $6,343,571 and $9,439,100, respectively. At March 31, 2000, the aggregate cost of investments for federal income tax and financial reporting purposes was $3,491,542 and net unrealized depreciation aggregated $(380,327).

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited

Note 3.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
          ---------------------------------------------------------------

          The Trust has entered into an investment advisory agreement with the Investment Advisor. The Investment Advisor makes investment decisions with respect to the assets of the Fund and reviews, supervises and administers the investment program of the Fund. As compensation for services rendered, the Investment Advisor receives an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The investment advisory fee is calculated daily and paid monthly.

          Effective May 1, 1999, the Trust and the Investment Advisor entered into a sub-investment advisory agreement with Schneider Capital Management in which the sub-advisor receives from the advisor an annual investment advisory fee equal to .60% of the Fund's average daily net assets.

          Effective May 5, 1998, a Distribution Plan was adopted by the Trust pursuant to Rule 12b-1 of the 1940 Act. Under the provisions of the Distribution Plan, the Fund pays or reimburses the Investment Advisor affiliates or other third parties for expenses incurred in connection with the promotion and distribution of the Fund's shares in an amount up to 1% per annum for Retail Class shares of the average daily net assets of each Class. Effective May 1, 1999, this plan was amended to change the name of the Portfolio to Impact Total Return Portfolio, Retail Class.

          Also, effective May 1, 1999, a Distribution Plan was adopted by the Trust for the Traditional Class and Wholesale Class pursuant to Rule 12b-1 of the 1940 Act. Under the provisions of the Distribution Plan, the Fund pays or reimburses the Investment Advisor affiliates or other third parties for expenses incurred in connection with the promotion and distribution of the Fund's shares in an amount up to .25% per annum of the average daily net assets of each class.

          A wholly-owned subsidiary of the Investment Advisor, IMPACT Financial Network, Inc., a broker and dealer in securities registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc., earned brokerage fees on the Fund's purchases and sales of investment securities aggregating approximately $0 and was reimbursed $26,581 pursuant to the provisions of the Distribution Plan for the six months ended March 31, 2000.

          Certain officers of the Trust and members of the Board of Trustees are also officers and directors of the Investment Advisor.

Note 4.   ADMINISTRATIVE SERVICES
          -----------------------

          Effective May 5, 1998, the Trust entered into an administrative service agreement with Impact Administrative Services, Inc. ("IASI"), a wholly owned subsidiary of the Investment Advisor. Under the agreement, IASI provides administrative personnel and services necessary to operate the Fund including transfer agent and dividend disbursing agent services. IASI bears substantially all operating expenses of the Fund, excluding brokerage fees, interest charges and taxes

          Effective May 1, 1999, the Trust amended the administrative service agreement with IASI that changes the fee structure. Effective May 1, 1999, IASI is paid a fee equal to .35% of the Fund's average daily net assets. Total fees incurred by the Trust for the six-months ended, March 31, 2000 amounted to $10,406..

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited

          In addition, when a shareholder closes an account, IASI is paid a fee of $2.00 which is charged to the shareholder as redemption of shares of beneficial interest.

Note 5.   CHANGES IN NET ASSETS
          ---------------------

          The net assets of the fund have dropped from $6,270,819 at September 30, 1999 to $3,569,483 at March 31, 2000. This is predominantly due to redemptions that were made by investors who, at the direction of their advisers, repositioned their assets into various other investment vehicles over the period. It is anticipated that this type of repositioning, as a percentage of the overall fund assets, will be less significant in the future as the fund has been recharacterized to be consistent with its investment objective as a more conservative, core holding by those who are presently marketing the fund to prospective investors.